Siebert Williams Shank Shares [Member] Average Annual Total Returns - Siebert Williams Shank Shares [Member] - Siebert Williams Shank Shares	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.49% [1]	4.21%
Performance Inception Date	Oct. 24, 2025

[1]	Inception Date of Premier Shares is June 11, 2024. Performance shown prior to October 24, 2025, the inception date of Siebert Williams Shank Shares, is that of Premier Shares..